OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Royalties - OCS payable	$ 827	$ 690
Commissions	76	62
Provision for product warranty	75	142
Accrued expenses	761	901
Other payables and accrued expenses, total	$ 1,739	$ 1,795